DESCRIPTION OF BUSINESS, BASIS OF PRESENTATION, ACCOUNTING POLICIES, AND RECENT ACCOUNTING PRONOUNCEMENTS (Details 4) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Cash Flow Hedges
Period over which the entity enters into forward foreign currency exchange contracts designated as cash flow hedges to hedge certain forecasted expense transactions	12 months
Goodwill
Weighting of income approach (as a percent)	75.00%
Sales and Marketing
Advertising and promotion expenses	$ 5.4	$ 6.5	$ 9.1
Minimum
Intangible Assets, Net
Estimated useful lives	1 year
Maximum
Intangible Assets, Net
Estimated useful lives	7 years